CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2021
CASH AND CASH EQUIVALENTS
Cash and cash equivalent balance
	At December 31	At December 31
(in thousands)	2021	2020

Cash	$2,002	$12,004
Cash in MLJV and MWJV	1,275	540
Cash equivalents	60,721	12,448
	$63,998	$24,992